Subsequent Events - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Feb. 28, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)
Letter of Credit [Member]
Subsequent Event [Line Items]
Credit facility, amount				$ 15,000,000
Subsequent Event [Member] | Letter of Credit [Member]
Subsequent Event [Line Items]
Credit facility, amount			$ 20,000,000
Asia [Member] | Financial Institution Three [Member]
Subsequent Event [Line Items]
Credit facility, amount	¥ 150,000,000	$ 21,600,000
Debt instrument, maturity date	Feb. 23, 2018
Credit facility, interest rate terms		Interest on the credit line accrues at the LIBOR rate plus an applicable margin and can be paid monthly, quarterly or at the time of the debt's maturity (February 23, 2018).